Income Taxes - Schedule of Gross Unrecognized Tax Benefits (Details) - A Place For Rover INC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Balance	$ 550	$ 383	$ 218
Current year tax position increases	24	167	165
Balance	$ 574	$ 550	$ 383